Shareholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 21, 2013	Dec. 31, 2012
Retained Earnings Adjustments [Line Items]
Dividend distribution allowance description									SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for: a. Payment of taxes; b. Recovery of prior years’ deficits, if any; c. 10% of remaining balance after deduction for a and b as legal reserve; d. Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary; e. Cash or stock bonus to employees at 0.01% of any remaining earnings after the above reserves have been appropriated, based on a resolution of the board of directors. If bonus to employees is in the form of stock, the bonus may also be appropriated to employees of subsidiaries under the board of directors’ approval;
Dividend declared	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0.15		$ 0
Treasury stock, share repurchase program retire period											2013-07
American Depositary Shares
Retained Earnings Adjustments [Line Items]
ADSs repurchased during period, shares										891
ADSs repurchased during period, cost										$ 10.0
Average purchase price per ADS										$ 11.24
American Depositary Shares | Maximum
Retained Earnings Adjustments [Line Items]
Repurchase of shares											40